HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.3%
	ADVERTISING & MARKETIN G - 0.1%
8,913	Trade Desk, Inc. (The), Class A(a)	$ 436,826

	AUTOMOTIVE - 5.2%
76,349	Tesla, Inc.(a)	33,953,928

	BEVERAGES - 1.0%
4,326	Coca-Cola Europacific Partners plc	391,114
24,248	Keurig Dr Pepper, Inc.	618,566
14,498	Monster Beverage Corporation(a)	975,860
30,305	PepsiCo, Inc.	4,256,035
		6,241,575
	BIOTECH & PHARMA - 1.7%
12,312	Amgen, Inc.	3,474,446
2,055	BioNTech S.E. - ADR(a)	202,664
28,967	Gilead Sciences, Inc.	3,215,337
2,310	Regeneron Pharmaceuticals, Inc.	1,298,844
6,614	Vertex Pharmaceuticals, Inc.(a)	2,590,307
		10,781,598
	CABLE & SATELLITE - 0.5%
1,910	Charter Communications, Inc., Class A(a)	525,451
80,271	Comcast Corporation, Class A	2,522,114
		3,047,565
	CHEMICALS - 0.7%
10,175	Linde PLC	4,833,125

	COMMERCIAL SUPPORT SERVICES - 0.2%
7,177	Cintas Corporation	1,473,151

	DIVERSIFIED INDUSTRIALS - 0.4%
13,776	Honeywell International, Inc.	2,899,848

	E-COMMERCE DISCRETIONARY - 5.3%
135,394	Amazon.com, Inc.(a)	29,728,460
9,599	eBay, Inc.	873,029

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	E-COMMERCE DISCRETIONARY - 5.3% (Continued)
958	MercadoLibre, Inc.(a)	$ 2,238,789
13,639	PDD Holdings, Inc. - ADR(a)	1,802,667
		34,642,945
	ELECTRIC UTILITIES - 0.8%
11,905	American Electric Power Company, Inc.	1,339,313
5,574	Constellation Energy Corporation	1,834,235
22,454	Exelon Corporation	1,010,655
13,120	Xcel Energy, Inc.	1,058,128
		5,242,331
	ENTERTAINMENT CONTENT - 0.5%
3,575	AppLovin Corporation, Class A(a)	2,568,780
4,698	Electronic Arts, Inc.	947,587
		3,516,367
	FOOD - 0.3%
28,185	Mondelez International, Inc., Class A	1,760,716
17,138	The Kraft Heinz Company	446,274
		2,206,990
	INDUSTRIAL SUPPORT SERVICES - 0.2%
24,396	Fastenal Company	1,196,380

	INTERNET MEDIA & SERVICES - 13.8%
8,839	Airbnb, Inc., Class A(a)	1,073,231
62,844	Alphabet, Inc., Class A	15,277,376
62,116	Alphabet, Inc., Class C	15,128,352
674	Booking Holdings, Inc.	3,639,108
4,547	DoorDash, Inc., Class A(a)	1,236,739
39,257	Meta Platforms, Inc., Class A	28,829,556
20,767	Netflix, Inc.(a)	24,897,972
		90,082,334
	LEISURE FACILITIES & SERVICES - 0.5%
4,667	Marriott International, Inc., Class A	1,215,473
24,866	Starbucks Corporation	2,103,664
		3,319,137

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.8%
6,833	DexCom, Inc.(a)	$ 459,793
9,595	GE HealthCare Technologies, Inc.	720,585
1,581	IDEXX Laboratories, Inc.(a)	1,010,085
7,249	Intuitive Surgical, Inc.(a)	3,241,969
		5,432,432
	OIL & GAS PRODUCERS - 0.1%
3,959	Diamondback Energy, Inc.	566,533

	OIL & GAS SERVICES & EQUIPMENT - 0.2%
21,225	Baker Hughes Company	1,034,082

	RETAIL - CONSUMER STAPLES - 3.2%
22,425	Costco Wholesale Corporation	20,757,253

	RETAIL - DISCRETIONARY - 0.5%
2,243	Lululemon Athletica, Inc.(a)	399,097
19,186	O'Reilly Automotive, Inc.(a)	2,068,443
6,793	Ross Stores, Inc.	1,035,185
		3,502,725
	SEMICONDUCTORS - 19.4%
49,366	Advanced Micro Devices, Inc.(a)	7,986,925
10,007	Analog Devices, Inc.	2,458,720
16,698	Applied Materials, Inc.	3,418,749
87,357	Broadcom, Inc.	28,819,948
1,348	GLOBALFOUNDRIES, Inc.(a)	48,312
90,276	Intel Corporation(a)	3,028,760
2,829	KLA Corporation	3,051,359
26,355	Lam Research Corporation	3,528,935
19,170	Marvell Technology, Inc.	1,611,622
10,832	Microchip Technology, Inc.	695,631
21,600	Micron Technology, Inc.	3,614,112
319,508	NVIDIA Corporation	59,613,803
5,378	NXP Semiconductors N.V.	1,224,732
24,264	QUALCOMM, Inc.	4,036,559

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	SEMICONDUCTORS - 19.4% (Continued)
18,988	Texas Instruments, Inc.	$ 3,488,665
		126,626,832
	SOFTWARE - 13.7%
9,217	Adobe, Inc.(a)	3,251,297
3,709	Atlassian Corporation, Class A(a)	592,327
4,374	Autodesk, Inc.(a)	1,389,489
5,821	Cadence Design Systems, Inc.(a)	2,044,684
4,980	Crowdstrike Holdings, Inc., Class A(a)	2,442,092
6,251	Datadog, Inc., Class A(a)	890,142
14,434	Fortinet, Inc.(a)	1,213,611
5,627	Intuit, Inc.	3,842,735
94,305	Microsoft Corporation	48,845,274
93,375	Palantir Technologies, Inc., Class A(a)	17,033,468
14,019	Palo Alto Networks, Inc.(a)	2,854,549
2,183	Roper Technologies, Inc.	1,088,640
3,584	Strategy, Inc., Class A(a)	1,154,801
3,791	Synopsys, Inc.(a)	1,870,441
4,323	Workday, Inc., Class A(a)	1,040,676
		89,554,226
	TECHNOLOGY HARDWARE - 8.7%
195,106	Apple, Inc.	49,679,841
103,620	Cisco Systems, Inc.	7,089,680
		56,769,521
	TECHNOLOGY SERVICES - 1.1%
8,530	Automatic Data Processing, Inc.	2,503,556
9,782	Cognizant Technology Solutions Corporation, Class A	656,079
9,558	CoStar Group, Inc.(a)	806,408
6,736	Paychex, Inc.	853,855
20,749	PayPal Holdings, Inc.(a)	1,391,428
2,826	Verisk Analytics, Inc.	710,767
		6,922,093
	TELECOMMUNICATIONS - 0.8%
21,394	T-Mobile US, Inc.	5,121,296

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	TRANSPORTATION & LOGISTICS - 0.3%
40,214	CSX Corporation	$ 1,427,999
3,667	Old Dominion Freight Line, Inc.	516,240
		1,944,239
	TRANSPORTATION EQUIPMENT - 0.2%
11,200	PACCAR, Inc.	1,101,184

	WHOLESALE - DISCRETIONARY - 0.1%
18,054	Copart, Inc.(a)	811,888

	TOTAL COMMON STOCKS (Cost $367,930,654)	524,018,404

	EXCHANGE-TRADED FUND — 19.6%
	EQUITY - 19.6%
1,236,638	ProShares UltraPro QQQ (Cost $72,422,839)	127,868,369

	TOTAL INVESTMENTS - 99.9% (Cost $440,353,493)	$ 651,886,773
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	397,192
	NET ASSETS - 100.0%	$ 652,283,965

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
(a)	Non-income producing security.